Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Dec. 28, 2020
Entity Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 28, 2020
Document Effective Date	Dec. 28, 2020
Prospectus Date	Dec. 28, 2020
SIM U.S. Managed Accumulation Fund | Class Z Shares
Prospectus [Line Items]
Trading Symbol	SIMSX
SIM Global Managed Accumulation Fund | Class Z Shares
Prospectus [Line Items]
Trading Symbol	SIMGX